UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number: ___
This Amendment (Check only one):      [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         GSCP (NJ), L.P.
Address:      500 Campus Dr., Suite 220
              Florham Park, NJ  07932

13F File Number:  028-10125

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard T. Allorto, Jr.
Title:   Manager of Financial Reporting
Phone:   (973) 593-5413

Signature, Place, and Time of Signing:

/s/ Richard T. Allorto, Jr.   Florham Park, NJ                5/10/04
-----------------------       -----------------------     ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type (Check only one):

[x]   13F HOLDINGS REPORT

[ ]   13F NOTICE

[ ]   13F COMBINATION REPORT

Other Managers Reporting for this Manager:           none

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                    8

Form 13F Information Table Value Total:           $1,099,756
                                                 (thousands)

List of Other Included Managers:                        None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.          Form 13F File Number          Name

                  28-
     -----           ---------------------      ----------------------------

                                             FORM 13F INFORMATION TAB

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                                                                                                                         Column 8
                                                       Column 4              Column 5           Column 6    Column 7      Voting
         Column 1            Column 2      Column 3      VALUE       Shares or    SH/  PUT/    Investment    Other       Authority
      Name of Issuer      Title of class    CUSIP #    (x $1000)    Prn. Amount   PRN  CALL    Discretion   Managers      (Sole)
---------------------------------------------------------------------------------------------------------------------------------
Donnelley RR & Sons Co         Com         257867101     322,269     10,653,525   SH           Sole          None          Sole
Washington Group
  International, Inc.          Com         938862208      20,695        564,672   SH           Sole          None          Sole
Endo Pharmaceutical
  Holdings, Inc.               Com         29264F205     274,227     11,229,600   SH           Sole          None          Sole
Regal Entertainment Group      CL A        758766109     256,610     11,674,685   SH           Sole          None          Sole
Alderwoods Group, Inc.         Com         014383103      12,929      1,245,522   SH           Sole          None          Sole
Allied Waste Industries Inc.   Com         019589308     147,209     11,059,999   SH           Sole          None          Sole
Cherokee International Corp.   Com         164450108      52,368      3,636,686   SH           Sole          None          Sole
Sun Healthcare Group Inc.      Com         866933401      13,449      1,180,777   SH           Sole          None          Sole
---------------------------------------------------------------------------------------------------------------------------------


[Repeat as necessary]